Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 31, 2021	Jul. 01, 2020	Mar. 31, 2023	Dec. 31, 2023	Jul. 01, 2022	Mar. 31, 2022
Business Combination (Details) [Line Items]
Net consideration amount		$ 16.1	$ 16.1
Shares of common stock (in Shares)	203,249	5,363,636
Fair value	$ 0.4	$ 14.6
Contingent consideration	$ 2.4	1.1				$ 3.0
Net assets acquired		$ 16.1
Common stock per share (in Dollars per share)	$ 5			$ 8	$ 5
Aggregate payment					$ 3.0
Credit yield percentage		21.90%
Accounts receivable			4.0
Gross amount			4.2
Uncollectible amount			0.2
Additional paid in capital			11.6
Accumulated deficit			$ 9.4
LiveXLive PodcastOne Inc [Member]
Business Combination (Details) [Line Items]
Equity interest percentage		100.00%
Shares of common stock (in Shares)			147,984,230
Business Combination [Member]
Business Combination (Details) [Line Items]
Marketability percentage	24.00%	24.00%
Business Combination [Member]
Business Combination (Details) [Line Items]
Contingent consideration		$ 1.1